Note 8 - Leases	12 Months Ended
Oct. 31, 2022
Notes to Financial Statements
Lessee, Operating and Finance Leases Disclosure [Text Block]
(8)	Leases

The Company has an operating lease agreement for approximately 34,000 square feet of office, manufacturing and warehouse space in Plano, Texas (near Dallas). The lease term expires on November 30, 2024.

The Company has an operating lease for approximately 36,000 square feet of warehouse space in Roanoke, Virginia. The lease term expires on April 30, 2023.

The Company also leases certain office equipment under operating leases with initial 60 month terms. The lease terms expire in February and April of 2025.

The Company leases printers that are used in the Roanoke, Virginia manufacturing facility. The lease term expires on August 22, 2026. The right-of-use asset is being amortized on a straight line basis over seven years. When the lease term ends, the remaining net book value of the right-of-use asset will be classified as property and equipment.

The Company’s lease contracts may include options to extend or terminate the lease. The Company exercises judgment to determine the term of those leases when such options are present and include such options in the calculation of the lease term when it is reasonably certain that it will exercise those options.

The Company includes contract lease components in its determination of lease payments, while non-lease components of the contracts, such as taxes, insurance, and common area maintenance, are expensed as incurred. At commencement, right-of-use assets and lease liabilities are measured at the present value of future lease payments over the lease term. The Company uses its incremental borrowing rate based on information available at the time of lease commencement to measure the present value of future payments.

Operating lease expense is recognized on a straight-line basis over the lease term. Short term leases with an initial term of 12 months or less are expensed as incurred. The Company’s short term leases have month-to-month terms.

Operating lease right-of-use assets of $662,328 and $1,028,639 were included in other assets at October 31, 2022 and 2021, respectively. Operating lease liabilities of $355,183 and $374,570 respectively, were included in accounts payable and accrued expenses, and other noncurrent liabilities at October 31, 2022. Operating lease liabilities of $385,463 and $729,753, respectively, were included in accounts payable and accrued expenses, and other noncurrent liabilities at October 31, 2021. Operating lease expense for the fiscal years ended October 31, 2022, 2021 and 2020 was $413,333, $407,235 and $396,066, respectively.

The weighted average remaining lease term for the operating leases is 24.6 months and the weighted average discount rate is 5.0% as of October 31, 2022.

For the fiscal year ended October 31, 2022, cash paid for operating lease liabilities totaled $432,485 and there were no right-of-use assets obtained in exchange for new operating lease liabilities. For the fiscal year ended October 31, 2021, cash paid for operating lease liabilities totaled $407,338 and right-of-use assets obtained in exchange for new operating lease liabilities totaled $208,390.

Financing lease right-of-use assets of $170,839 and $200,337 were included in other assets at October 31, 2022 and 2021, respectively. Financing lease liabilities of $35,724 and $130,911, respectively, were included in accounts payable and accrued expenses and other noncurrent liabilities at October 31, 2022. Financing lease liabilities of $34,069 and $166,636, respectively, were included in accounts payable and accrued expenses and other noncurrent liabilities at October 31, 2021. Interest expense related to the financing lease totaled $8,798 and $2,439, respectively, for the fiscal years ended October 31, 2022 and 2021. Amortization expense related to the financing lease totaled $29,497 and $6,145 for the fiscal years ended October 31, 2022 and 2021.

The remaining lease term for the financing lease is 46 months and the discount rate is 4.75% as of October 31, 2022.

For the fiscal years ended October 31, 2022, cash paid for the financing lease liability totaled $8,798 and $34,069 for interest and principal, respectively. For the fiscal year ended October 31, 2021, cash paid for the financing lease liability totaled $2,439 and $5,777 for interest and principal, respectively.

The Company’s future payments due under leases reconciled to the lease liabilities are as follows:

Fiscal Year	Operating leases	Finance lease
2023	$382,716	$42,868
2024	331,438	42,868
2025	55,023	42,868
2026	—	55,715
Total undiscounted lease payments	769,177	184,319
Present value discount	(39,424)	(17,684)
Total lease liability	$729,753	$166,635